Annual Total Returns	12 Months Ended
Dec. 31, 2025
HSBC Holdings plc ADRhedged | HSBC Holdings plc ADRhedged Class
Prospectus [Line Items]
Annual Return [Percent]	54.36%
Shell plc ADRhedged | Shell plc ADRhedged Class
Prospectus [Line Items]
Annual Return [Percent]	13.01%